Fair Value Measurements (Schedule of Fair Value of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value		$ 213,825
At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	$ 30,554	34,946
Financial liabilities		(2,328)
At fair value [member] | Interest rate swap contract [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	(224)	140
At fair value [member] | Forward contract [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(2,328)
At fair value [member] | Metal forward sales contract [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	2,646
At fair value [member] | Financial assets available-for-sale, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets		555
At fair value [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	30,778	34,251
At fair value [member] | Financial assets at fair value through profit or loss, category [member] | Metal forward sales contract [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	2,646
At fair value [member] | Financial assets at fair value through profit or loss, category [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(2,328)
At fair value [member] | Financial assets at fair value through profit or loss, category [member] | Financial liabilities at fair value through profit or loss, category [member] | Forward contract [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(2,328)
At fair value [member] | Financial assets at fair value hedging, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	(224)	140
At fair value [member] | Financial assets at fair value hedging, category [member] | Interest rate swap contract [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	(224)	140
At fair value [member] | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value		555
At fair value [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	30,554	34,391
Financial liabilities, at fair value		(2,328)
At fair value [member] | Level 2 of fair value hierarchy [member] | Interest rate swap contract [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	(224)	140
At fair value [member] | Level 2 of fair value hierarchy [member] | Forward contract [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value		(2,328)
At fair value [member] | Level 2 of fair value hierarchy [member] | Metal forward sales contract [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	2,646
At fair value [member] | Marketable Securities - Shares [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets		555
At fair value [member] | Marketable Securities - Shares [member] | Financial assets available-for-sale, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets		555
At fair value [member] | Marketable Securities - Shares [member] | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value		555
At fair value [member] | Marketable Securities - Warrants [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets		1
At fair value [member] | Marketable Securities - Warrants [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets		1
At fair value [member] | Marketable Securities - Warrants [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value		1
At fair value [member] | Trade Receivables Concentrate Sales [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	28,132	34,250
At fair value [member] | Trade Receivables Concentrate Sales [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	28,132	34,250
At fair value [member] | Trade Receivables Concentrate Sales [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	28,132	34,250
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	93,682	213,825
Financial assets, at fair value	93,682
Financial liabilities	(126,466)	(81,638)
Financial liabilities, at fair value	(51,991)	(30,047)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(126,466)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial other liabilities, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(81,638)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	93,682
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(75,173)	(51,720)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Trade Payables [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(24,219)	(13,576)
Financial liabilities, at fair value	(24,219)	(13,576)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Trade Payables [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(24,219)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Trade Payables [member] | Financial other liabilities, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(13,576)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Payroll Payable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(14,976)	(13,894)
Financial liabilities, at fair value	(14,976)	(13,894)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Payroll Payable [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(14,976)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Payroll Payable [member] | Financial other liabilities, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(13,894)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Share Units Payable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(5,173)	(11,720)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Share Units Payable [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(5,173)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Share Units Payable [member] | Financial other liabilities, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(11,720)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Share Units Payable [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(5,173)	(11,720)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Finance Lease Obligations [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(8,766)	(906)
Financial liabilities, at fair value	(8,766)	(906)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Finance Lease Obligations [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(8,766)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Finance Lease Obligations [member] | Financial other liabilities, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(906)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Bank Loan Payable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(69,302)	(39,871)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Bank Loan Payable [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(69,302)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Bank Loan Payable [member] | Financial other liabilities, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(39,871)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Bank Loan Payable [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(70,000)	(40,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Payables [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(4,030)	(1,671)
Financial liabilities, at fair value	(4,030)	(1,671)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Payables [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(4,030)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Payables [member] | Financial other liabilities, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(1,671)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cash and Cash Equivalent [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	90,503	183,074
Financial assets, at fair value	90,503	183,074
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cash and Cash Equivalent [member] | Financial assets at amortised cost, category [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	90,503
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cash and Cash Equivalent [member] | Loans and receivables, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets		183,074
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Term Deposits [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets		29,500
Financial assets, at fair value		29,500
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Term Deposits [member] | Loans and receivables, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets		29,500
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Receivables [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	3,179	1,251
Financial assets, at fair value	3,179	1,251
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Receivables [member] | Financial assets at amortised cost, category [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	$ 3,179
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Receivables [member] | Loans and receivables, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets		$ 1,251